Income taxes (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	R$ 947,014	R$ 190,968	R$ 117,978
Recognized against other comprehensive income	179,589	39,873
Recognized against profit or loss	148,483	38,498
Recognized against goodwill	(3,225)	(5,381)
Transfer to assets held for sale	431,199
Assets At Fair Value Routed Through Other Comprehensive Income loss [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	415,468	219,817	179,944
Recognized against other comprehensive income	195,651	39,873
Recognized against profit or loss	0	0
Recognized against goodwill	0	0
Transfer to assets held for sale	0
Losses Available For Offsetting Against Future Taxable Income
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	244,037	302,921	343,313
Recognized against other comprehensive income	0	0
Recognized against profit or loss	10,661	(40,392)
Recognized against goodwill	0	0
Transfer to assets held for sale	(69,545)
Tax Credit Carryforward [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	436,743	384,941	302,551
Recognized against other comprehensive income	(16,062)	0
Recognized against profit or loss	118,880	82,390
Recognized against goodwill	0	0
Transfer to assets held for sale	(51,016)
Temporary Differences Relating To Share Based Payments [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	185,417	160,248	123,211
Recognized against other comprehensive income	0	0
Recognized against profit or loss	25,169	37,037
Recognized against goodwill	0	0
Transfer to assets held for sale	0
Tax Deductible Goodwill Non-Controlling Interest [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	0	5,010	42,625
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(5,010)	(37,615)
Recognized against goodwill	0	0
Transfer to assets held for sale	0
Contingencies arising from business combinations
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	0	40,192	36,320
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(1,540)	3,872
Recognized against goodwill	0	0
Transfer to assets held for sale	(38,652)
Technological Innovation Benefit
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	(2,805)	(4,128)	(9,038)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	1,323	4,910
Recognized against goodwill	0	0
Transfer to assets held for sale	0
Business Combination [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	(21,041)	(638,728)	(676,215)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	30,500	42,868
Recognized against goodwill	(3,225)	(5,381)
Transfer to assets held for sale	590,412
Temporary differences under fundo de investimento em direitos creditorios
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Deferred tax, net	(310,805)	(279,305)	R$ (224,733)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(31,500)	(54,572)
Recognized against goodwill	0	R$ 0
Transfer to assets held for sale	R$ 0